UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21949

DWS Dreman Value Income Edge Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period:6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Dreman Value Income Edge Fund, Inc.

	Shares	Value ($)

Long Positions 104.4%
Common Stocks 14.3%
Consumer Discretionary 1.1%
Automobiles 0.1%
Harley-Davidson, Inc. (a)	15,720	254,821
Hotels Restaurants & Leisure 0.1%
Wyndham Worldwide Corp. (a)	40,400	489,648
Household Durables 0.3%
Newell Rubbermaid, Inc. (a)	31,130	324,063
Snap-on, Inc. (a)	6,960	200,030
Whirlpool Corp. (a)	6,560	279,194

		803,287
Internet & Catalog Retail 0.1%
Expedia, Inc.* (a)	24,660	372,613

Media 0.3%
CBS Corp. "B" (a)	43,820	303,234
Meredith Corp. (a)	11,590	296,125
Viacom, Inc. "B"* (a)	11,220	254,694

		854,053
Specialty Retail 0.1%
RadioShack Corp. (a)	20,560	287,018
Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc. (a)	11,700	314,496
Consumer Staples 0.1%
Beverages 0.1%
Constellation Brands, Inc. "A"* (a)	13,020	165,094
Food & Staples Retailing 0.0%
SUPERVALU, Inc. (a)	11,700	151,515
Energy 8.3%
Energy Equipment & Services 0.3%
Diamond Offshore Drilling, Inc. (a)	2,890	240,014
ENSCO International, Inc. (a)	6,640	231,537
National-Oilwell Varco, Inc.* (a)	5,960	194,654
Noble Corp. (a)	6,940	209,935

		876,140
Oil, Gas & Consumable Fuels 8.0%
Apache Corp. (a)	2,860	206,349
ARC Energy Trust (Units)	211,800	3,223,596
Bonavista Energy Trust (Units)	200,000	3,185,900
Crescent Point Energy Corp.	257,548	7,510,100
Devon Energy Corp. (a)	3,780	206,010
El Paso Corp. (a)	28,620	264,163
EOG Resources, Inc. (a)	2,900	196,968
Freehold Royalty Trust (Units)	200,000	2,373,360
Harvest Energy Trust (Units)	568,444	3,098,020
NAL Oil & Gas Trust (Units)	344,500	2,775,192
Occidental Petroleum Corp. (a)	3,100	204,011
Pengrowth Energy Trust (Units)	80,000	632,000
Valero Energy Corp. (a)	9,870	166,704

		24,042,373
Financials 2.0%
Capital Markets 0.2%
Ameriprise Financial, Inc. (a)	9,480	230,079
State Street Corp. (a)	7,540	355,888

		585,967
Consumer Finance 0.1%
SLM Corp.* (a)	39,370	404,330
Insurance 1.4%
Aflac, Inc. (a)	11,360	353,182
Allstate Corp. (a)	10,320	251,808
Assurant, Inc. (a)	8,340	200,911
Chubb Corp. (a)	4,560	181,853
Genworth Financial, Inc. "A" (a)	113,970	796,650
Hartford Financial Services Group, Inc. (a)	23,970	284,524
Lincoln National Corp. (a)	18,220	313,566
Loews Corp. (a)	8,490	232,626

MetLife, Inc. (a)	9,790	293,798
Principal Financial Group, Inc. (a)	20,610	388,293
Prudential Financial, Inc. (a)	8,660	322,325
The Travelers Companies, Inc. (a)	4,580	187,963
Torchmark Corp. (a)	7,270	269,281
Unum Group (a)	15,550	246,623

		4,323,403
Real Estate Investment Trusts 0.3%
Host Hotels & Resorts, Inc. (REIT) (a)	36,670	307,661
Simon Property Group, Inc. (REIT) (a)	4,872	250,567
Vornado Realty Trust (REIT) (a)	4,499	202,590

		760,818
Thrifts & Mortgage Finance 0.0%
Washington Mutual, Inc.	47,000	4,747
Health Care 0.8%
Health Care Providers & Services 0.5%
Aetna, Inc. (a)	7,000	175,350
CIGNA Corp. (a)	9,950	239,695
Coventry Health Care, Inc.* (a)	15,880	297,115
Humana, Inc.* (a)	6,660	214,852
UnitedHealth Group, Inc. (a)	8,100	202,338
WellPoint, Inc.* (a)	4,740	241,218

		1,370,568
Health Care Technology 0.1%
IMS Health, Inc. (a)	13,780	175,006
Pharmaceuticals 0.2%
Eli Lilly & Co. (a)	5,530	191,559
Forest Laboratories, Inc.* (a)	8,270	207,660
Merck & Co., Inc. (a)	6,680	186,773
Pfizer, Inc. (a)	11,930	178,950

		764,942
Industrials 0.9%
Aerospace & Defense 0.5%
Boeing Co. (a)	5,060	215,050
General Dynamics Corp. (a)	4,530	250,917
Goodrich Corp. (a)	4,960	247,851
Northrop Grumman Corp. (a)	4,690	214,239
Precision Castparts Corp. (a)	3,170	231,505
Rockwell Collins, Inc. (a)	5,590	233,271

		1,392,833
Commercial Services & Supplies 0.2%
Pitney Bowes, Inc. (a)	8,480	185,966
R.R. Donnelley & Sons Co. (a)	24,910	289,454

		475,420
Machinery 0.1%
Flowserve Corp. (a)	3,210	224,090
Road & Rail 0.1%
CSX Corp. (a)	7,250	251,068
Norfolk Southern Corp. (a)	5,720	215,472

		466,540

Information Technology 0.4%
Communications Equipment 0.0%
Harris Corp. (a)	5,380	152,577
Harris Stratex Networks, Inc. "A"*	1,336	8,657

		161,234
Computers & Peripherals 0.1%
Hewlett-Packard Co. (a)	5,730	221,465
Lexmark International, Inc. "A"* (a)	10,020	158,817

		380,282
Electronic Equipment, Instruments & Components 0.1%
Jabil Circuit, Inc. (a)	45,570	338,129
IT Services 0.1%
Convergys Corp.* (a)	26,050	241,744
Office Electronics 0.1%
Xerox Corp. (a)	32,740	212,155
Materials 0.3%
Containers & Packaging 0.2%
Owens-Illinois, Inc.* (a)	14,560	407,826
Pactiv Corp.* (a)	14,040	304,668

		712,494
Metals & Mining 0.1%
Newmont Mining Corp. (a)	4,470	182,689
Telecommunication Services 0.1%
Diversified Telecommunication Services
Embarq Corp. (a)	5,120	215,347
Utilities 0.3%
Electric Utilities 0.1%
Edison International (a)	6,270	197,254
Pepco Holdings, Inc. (a)	15,070	202,541

		399,795
Independent Power Producers & Energy Traders 0.1%
AES Corp.* (a)	27,340	317,417
Primary Energy Recycling Corp. (EIS) (Units)	122,300	114,609

		432,026
Multi-Utilities 0.1%
Ameren Corp. (a)	8,540	212,561

Total Common Stocks Long Positions (Cost $49,520,060)		43,048,178
Convertible Preferred Stocks 1.8%
Financials
CIT Group, Inc., Series C, 8.75%	225,000	3,928,500
Fannie Mae, Series 08-1, 8.75%	1,500,000	1,335,000

Total Convertible Preferred Stocks (Cost $86,250,000)		5,263,500
	Principal Amount ($)	Value ($)

Corporate Bonds 71.5%
Consumer Discretionary 22.7%
ArvinMeritor, Inc., 8.125%, 9/15/2015	20,000,000	10,500,000
H&E Equipment Services, Inc., 8.375%, 7/15/2016	17,000,000	13,642,500
Hertz Corp., 10.5%, 1/1/2016	20,000,000	17,800,000

Neiman Marcus Group, Inc., 9.0%, 10/15/2015 (PIK)	15,365,625	9,065,719
United Rentals North America, Inc., 7.75%, 11/15/2013	20,000,000	17,200,000

		68,208,219
Consumer Staples 3.4%
Alliance One International, Inc., 12.75%, 11/15/2012	5,395,000	5,678,237
Rite Aid Corp., 8.625%, 3/1/2015	6,900,000	4,588,500

		10,266,737
Energy 11.8%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014	19,750,000	14,022,500
Clayton Williams Energy, Inc., 7.75%, 8/1/2013	13,973,000	10,130,425
Connacher Oil & Gas Ltd., 144A, 10.25%, 12/15/2015	2,000,000	1,210,000
Dynegy Holdings, Inc., 7.75%, 6/1/2019	13,000,000	10,123,750

		35,486,675
Financials 8.7%
Compton Petroleum Finance Corp., 7.625%, 12/1/2013	22,571,000	12,526,905
DJO Finance LLC, 10.875%, 11/15/2014	15,400,000	13,475,000

		26,001,905
Health Care 7.0%
Bausch & Lomb, Inc., 9.875%, 11/1/2015	2,000,000	1,910,000
Biomet, Inc., 10.0%, 10/15/2017	3,000,000	3,052,500
CHS/Community Health Systems, Inc., 8.875%, 7/15/2015	4,000,000	3,920,000
HCA, Inc., 9.25%, 11/15/2016	9,500,000	9,357,500
Select Medical Corp., 7.654% **, 9/15/2015	3,700,000	2,627,000

		20,867,000
Industrials 5.3%
Casella Waste Systems, Inc., 9.75%, 2/1/2013	17,740,000	15,966,000
Information Technology 2.5%
First Data Corp., 9.875%, 9/24/2015	7,000,000	4,970,000
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	5,000,000	2,525,000

		7,495,000
Materials 7.6%
Crown Cork & Seal Co., Inc., 8.0%, 4/15/2023	18,104,000	15,569,440
Graham Packaging Co. LP, 9.875%, 10/15/2014	1,000,000	930,000
Union Carbide Corp., 7.75%, 10/1/2096	10,000,000	6,157,720

		22,657,160
Utilities 2.5%
Texas Competitive Electric Holdings Co., LLC, Series B, 10.25%, 11/1/2015	12,000,000	7,470,000

Total Corporate Bonds (Cost $282,044,218)		214,418,696

Loan Participations and Assignments 8.4%
Senior Loans**
Bausch & Lomb, Inc.:
Term Loan, 3.848%, 4/26/2015	7,440,624	6,851,215
Term Delayed Draw, 3.559%, 4/26/2015	1,412,781	1,300,867
First Data Corp., Term Loan, 3.035%, 10/8/2012	12,456,768	9,335,600
TXU Corp., Term Loan, 3.821%, 11/1/2017	10,516,616	7,544,252

Total Loan Participations and Assignments (Cost $31,258,598)		25,031,934

Subordinated Income Notes 0.0%
Preferred Term Securities XVI Ltd., 144A, Income Note, 0.0%, 3/23/2035 *	3,900,000	0
Preferred Term Securities XVII Ltd., 144A, Income Note, 0.0%, 6/23/2035 *	3,750,000	0
Preferred Term Securities XVIII Ltd., 144A, Income Note, 0.0%, 9/23/2035 *	3,750,000	0
Preferred Term Securities XIX Ltd., 144A, Income Note, 0.0%, 12/22/2035 *	2,500,000	0
Preferred Term Securities XXI Ltd., 144A, Income Note, 0.0%, 3/22/2038 *	3,750,000	0
Preferred Term Securities XXIII Ltd., 144A, Income Note, 0.0%, 12/22/2036 *	3,750,000	27,750
Preferred Term Securities XXIV Ltd., 144A, Income Note, 0.0%, 3/22/2037 *	7,500,000	0

Total Subordinated Income Notes (Cost $23,162,136)		27,750
	Shares	Value ($)

Cash Equivalents 8.4%
Cash Management QP Trust, 0.27% (b) (Cost $25,275,342)	25,275,342	25,275,342
	% of Net Assets	Value ($)

Total Long Positions (Cost $497,510,354) †	104.4	313,065,400
Other Assets and Liabilities, Net	8.4	25,171,678
Notes Payable	(6.7)	(20,000,000)
Securities Sold Short	(6.1)	(18,310,692)

Net Assets	100.0	299,926,386
†

The cost for federal income tax purposes was $517,936,079. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $204,870,679. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,355,695 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $220,226,374.

	Shares	Value ($)

Common Stocks Sold Short 6.1%
Consumer Discretionary 0.7%
Auto Components 0.2%
Goodyear Tire & Rubber Co.	32,530	366,288
Johnson Controls, Inc.	18,180	394,869

		761,157
Hotels Restaurants & Leisure 0.1%
Marriott International, Inc. "A"	11,181	246,767
Household Durables 0.1%
Leggett & Platt, Inc.	14,470	220,378
Internet & Catalog Retail 0.1%
Amazon.com, Inc.	2,530	211,660
Media 0.0%
Washington Post Co. "B"	500	176,090
Multiline Retail 0.1%
Sears Holdings Corp.	4,330	288,032
Specialty Retail 0.1%
Bed Bath & Beyond, Inc.	7,540	231,855
Consumer Staples 0.3%
Food & Staples Retailing 0.1%
Costco Wholesale Corp.	4,160	190,112
Food Products 0.1%
The Hershey Co.	5,380	193,680

Tyson Foods, Inc. "A"	18,610	234,672

		428,352
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	7,950	259,726
Energy 0.3%
Oil, Gas & Consumable Fuels
Hess Corp.	2,850	153,188
Murphy Oil Corp.	3,920	212,934
Noble Energy, Inc.	3,660	215,830
Range Resources Corp.	4,560	188,830
Southwestern Energy Co.	6,340	246,309

		1,017,091
Financials 0.8%
Capital Markets 0.5%
Charles Schwab Corp.	12,470	218,724
Franklin Resources, Inc.	3,590	258,516
Invesco Ltd.	13,820	246,272
Janus Capital Group, Inc.	33,870	386,118
Northern Trust Corp.	2,990	160,503
T. Rowe Price Group, Inc.	6,780	282,523

		1,552,656
Consumer Finance 0.1%
Capital One Financial Corp.	13,700	299,756
Diversified Financial Services 0.1%
IntercontinentalExchange, Inc.	2,620	299,309
Real Estate Investment Trusts 0.1%
Plum Creek Timber Co., Inc. (REIT)	6,540	194,761
Health Care 0.4%
Biotechnology 0.1%
Celgene Corp.	3,690	176,529
Gilead Sciences, Inc.	3,900	182,676

		359,205
Health Care Equipment & Supplies 0.1%
Intuitive Surgical, Inc.	1,680	274,949
Health Care Providers & Services 0.0%
Medco Health Solutions, Inc.	4,390	200,228
Life Sciences Tools & Services 0.1%
Millipore Corp.	3,190	223,970
Pharmaceuticals 0.1%
Allergan, Inc.	4,250	202,215
Industrials 0.6%
Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc.	4,080	212,772
Expeditors International of Washington, Inc.	6,610	220,377
United Parcel Service, Inc. "B"	4,000	199,960

		633,109
Commercial Services & Supplies 0.1%
Iron Mountain, Inc.	8,740	251,275
Stericycle, Inc.	3,540	182,416

		433,691

Machinery 0.1%
PACCAR, Inc.	7,360	239,274
Professional Services 0.1%
Robert Half International, Inc.	10,620	250,844
Trading Companies & Distributors 0.1%
Fastenal Co.	5,750	190,728
Information Technology 1.9%
Communications Equipment 0.4%
JDS Uniphase Corp.	60,730	347,376
Juniper Networks, Inc.	11,730	276,828
QUALCOMM, Inc.	4,790	216,508
Tellabs, Inc.	42,210	241,863

		1,082,575
Computers & Peripherals 0.1%
Apple, Inc.	1,800	256,374
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	14,570	233,994
Molex, Inc.	14,560	226,408
Tyco Electronics Ltd.	18,960	352,467

		812,869
Internet Software & Services 0.2%
Google, Inc. "A"	530	223,443
VeriSign, Inc.	8,520	157,450
Yahoo!, Inc.	12,840	201,074

		581,967
IT Services 0.1%
MasterCard, Inc. "A"	1,120	187,387
Paychex, Inc.	7,620	192,024

		379,411
Semiconductors & Semiconductor Equipment 0.6%
Altera Corp.	10,000	162,800
Analog Devices, Inc.	8,670	214,843
Broadcom Corp. "A"	9,070	224,845
Intel Corp.	11,880	196,614
Linear Technology Corp.	7,550	176,292
MEMC Electronic Materials, Inc.	11,090	197,513
Microchip Technology, Inc.	8,450	190,547
Texas Instruments, Inc.	10,650	226,845
Xilinx, Inc.	9,010	184,345

		1,774,644
Software 0.2%
Autodesk, Inc.	13,670	259,457
Electronic Arts, Inc.	9,780	212,421
Salesforce.com, Inc.	5,240	200,011

		671,889
Materials 0.9%
Chemicals 0.3%
Dow Chemical Co.	23,840	384,778
Ecolab, Inc.	5,490	214,055
Monsanto Co.	2,180	162,061
Praxair, Inc.	2,750	195,443

		956,337

Metals & Mining 0.4%
AK Steel Holding Corp.				27,300	523,887
Freeport-McMoRan Copper & Gold, Inc.				4,600	230,506
United States Steel Corp.				9,350	334,169

					1,088,562
Paper & Forest Products 0.2%
International Paper Co.				27,640	418,193
MeadWestvaco Corp.				18,100	297,021

					715,214
Telecommunication Services 0.1%
Wireless Telecommunication Services
American Tower Corp. "A"				6,020	189,810
Utilities 0.1%
Electric Utilities 0.1%
PPL Corp.				6,780	223,469
Gas Utilities 0.0%
EQT Corp.				5,490	191,656

Total Common Stocks Sold Short (Proceeds $13,288,618)					18,310,692

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.

***				Annualized yield at June 30, 2009; not a coupon rate.
(a)				All or a portion of these securities are pledged as collateral for short sales.
(b)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EIS: Enhanced Income Security
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 Index	9/17/2009	72	16,851,794	16,479,000	(372,794)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets

Common Stock and/or Other Equity Investments(c)	$ 48,311,678	$ —	$ —	$ 48,311,678
Fixed Income(c)
Corporate Bonds	—	214,418,696	—	214,418,696
Loan Participations and Assignments	—	25,031,934	—	25,031,934
Subordinated Income Notes	—	—	27,750	27,750
Short-Term Investments(c)	—	25,275,342	—	25,275,342
Total	$ 48,311,678	$ 264,725,972	$ 27,750	$ 313,065,400

Liabilities
Investments Sold Short, at Value(c)	$ (18,310,692)	$ —	$ —	$ (18,310,692)
Derivatives(d)	(372,794)	—	—	(372,794)
Total	$ (18,683,486)	$ —	$ —	$ (18,683,486)
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Subordinated Income Notes
Balance as of September 30, 2008	$ 6,317,200
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(6,289,450)
Amortization premium/ discount	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of June 30, 2009	$ 27,750
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2009	$ (6,289,450)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of June 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (372,794)

Futures. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer an economical means of gaining exposure to a particular asset class. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009